Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			1 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Senior Secured Credit Facility (terminated April 2012) Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility (terminated April 2012) Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility (terminated April 2012) Revolving Credit Facility	Jan. 31, 2012 Term Loan Facility, previously due July 2013 Loans Payable	Dec. 31, 2012 Term Loan Facility, previously due July 2013 Loans Payable	Dec. 31, 2011 Term Loan Facility, previously due July 2013 Loans Payable	Apr. 03, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2011 7.125% Senior Secured Notes, due April 2017 Secured Debt	Apr. 03, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2011 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2011 10.5% Senior Notes, due October 2017 Senior Notes	May 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2011 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2010 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 Letter of Credit Senior Secured Credit Facility	Apr. 03, 2012 Letter of Credit Senior Secured Credit Facility	Dec. 31, 2012 Revolving Credit Facility Senior Secured Credit Facility	Apr. 03, 2012 Revolving Credit Facility Senior Secured Credit Facility	Dec. 31, 2012 Loss on Extinguishment of Debt	Dec. 31, 2012 Loss on Extinguishment of Debt Senior Secured Credit Facility (terminated April 2012) Credit Facility
Debt Instrument [Line Items]
Convertible Senior Notes Expected Life End Date																			Jun. 01, 2013
Credit facility borrowing capacity					$ 592,900,000	$ 140,000,000																			$ 75,000,000
Carrying value	865,067,000	840,276,000						0	452,909,000		300,000,000	0		200,000,000	0	294,503,000	293,676,000		67,054,000	90,180,000
Credit facility repayment date				Apr. 03, 2012
Debt Repayment from Asset Sales	452,909,000	22,247,000	7,695,000				17,600,000
Credit agreement execution date																								Apr. 03, 2012
Sublimit for issuance of letters of credit																							25,000,000
Credit facility termination penalties				0
Credit facility amount outstanding																								0
Letters of credit issued amount under the senior secured revolving credit facility																						1,000,000
Remaining borrowing capacity under senior secured revolving credit facility																								74,000,000
Revolving credit facility maturity date																								Apr. 03, 2017
Credit facility interest rate description																								Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio
Commitment fee on unused availability under the credit facility																								0.75%
Minimum outstanding letters of credit under credit facility to maintain compliance with maximum secured leverage ratio																						10,000,000
Debt instrument issuance date										Apr. 03, 2012			Apr. 03, 2012
Issuance and sale of aggregate principal amount of senior notes at coupon rate										300,000,000			200,000,000
Debt instrument percentage rate										7.125%	7.125%		10.25%	10.25%		10.50%			3.375%	3.375%	3.375%
Maturity date										2017-04			2019-04
Net proceeds from offering of notes	500,000,000	0	0							293,000,000			195,400,000
Frequency of interest payments										semi-annually in arrears on April 1 and October 1 of each year			semi-annually in arrears on April 1 and October 1 of each year			semi-annually in arrears on April 15 and October 15 of each year			semi-annually in arrears, on June 1 and December 1 of each year until June 1, 2013, after which the principal will accrete at an annual yield to maturity of 3.375% per year
Minimum secured indebtedness for reinstating liens on collateral																375,000,000
Percentage of minimum consolidated tangible assets for reinstating liens on collateral																15.00%
Lien release date																April 3, 2012
Maximum secured indebtedness for releasing liens																375,000,000
Percentage of maximum consolidated tangible assets for releasing liens																15.00%
Maximum Period To Comply With Collateral Obligations (in days)																30 days
Minimum other indebtedness in default that would trigger event of cross default under certain conditions											25,000,000			25,000,000		25,000,000			25,000,000					25,000,000
Contingent interest commencement date																			Jun. 01, 2013
Percentage of accreted principal amount																			120.00%
Initial conversion rate per $1,000 of principal amount of notes (shares)																			19.9695
Debt instrument principal amount denomination for conversion into common stock																			1,000
Debt instrument, convertible, initial conversion price (in dollars per share)																			$ 50.08
Conversion shares potentially issuable (in shares)																			1,400,000
Redemption date of convertible senior note																			Jun. 06, 2013
Debt instrument, earliest date the holder can require repurchase																			Jun. 01, 2013
Recognized charge in connection with debt extinguishment and refinancing	9,156,000	0	0																1,300,000							6,400,000	1,400,000
Recognized charge, net of tax, in connection with debt extinguishment and refinancing																			900,000							4,200,000	900,000
Repurchase of convertible Senior notes	$ 27,606,000	$ 0	$ 0															$ 27,600,000